                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03626

                                 CITIZENS FUNDS

                                One Harbour Place
                         Portsmouth, New Hampshire 03801

                                 Sophia Collier
                             Citizens Advisers, Inc.
                                One Harbour Place
                              Portsmouth, NH 03801

Registrant's telephone number, including area code: 1-603-436-5152

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

CITIZENS 300 FUND
PORTFOLIO HOLDINGS
MARCH 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                      SHARES   VALUE($)
--------                                                      ------   --------
COMMON STOCKS - 99.9%

AIR FREIGHT - 1.6%
FedEx Corp.                                                      200       23
United Parcel Service, Class B                                   665       52
                                                                          ---
                                                                           75
AIRLINES - 0.2%
jetBlue Airways Corp. (a)                                        150        2
Southwest Airlines Co.                                           530        9
                                                                          ---
                                                                           11
APPAREL MANUFACTURERS - 0.4%
Columbia Sportswear Co. (a)                                      100        5
Jones Apparel Group, Inc.                                        200        8
Liz Claiborne, Inc.                                              100        4
                                                                          ---
                                                                           17
AUTO MANUFACTURING - 0.2%
PACCAR, Inc.                                                     100        7

BANKS - 4.6%
Bank of America Corp.                                          2,900      132
Bank of New York Co., Inc.                                       500       18
BB&T Corp.                                                       300       12
Fifth Third Bancorp                                              400       16
First Horizon National Corp.                                     100        4
National City Corp.                                              400       14
North Fork Bancorporation, Inc.                                  300        9
Suntrust Banks, Inc.                                             100        7
                                                                          ---
                                                                          212
BIOTECHNOLOGY - 1.4%
Applera Corp. - Applied Biosystems Group                         200        5
Biogen Idec, Inc. (a)                                            200        9
Chiron Corp. (a)                                                 100        5
Forest Laboratories, Inc. (a)                                    200        9
Genzyme Corp. (a)                                                200       13
Gilead Sciences, Inc. (a)                                        250       17
MedImmune, Inc. (a)                                              200        7
                                                                          ---
                                                                           65
BROADCASTING - 0.2%
Radio One, Inc., Class D (a)                                     200        1
Univision Communications, Inc. (a)                               250        9
                                                                          ---
                                                                           10
CHEMICALS - 1.8%
Air Products & Chemicals, Inc.                                   100        7
Amgen, Inc. (a)                                                  800       58
Engelhard Corp.                                                  100        4
International Flavors & Fragrances, Inc.                         100        3
Praxair, Inc.                                                    200       11
                                                                          ---
                                                                           83

SECURITY                                                      SHARES   VALUE($)
--------                                                      ------   --------
COMPUTERS - 9.9%
Apple Computer, Inc. (a)                                         540       34
Automatic Data Processing, Inc.                                  300       14
Citrix Systems, Inc. (a)                                         125        5
Corning, Inc. (a)                                                980       26
Dell, Inc. (a)                                                 1,500       45
EMC Corp. (a)                                                  1,500       20
Google, Inc., Class A (a)                                        175       68
Hewlett-Packard Co.                                            1,800       59
Intel Corp.                                                    3,855       76
Intuit, Inc. (a)                                                 100        5
Lexmark International, Inc. (a)                                   50        2
National Instruments Corp.                                       100        3
Network Appliance, Inc. (a)                                      200        7
Novell, Inc. (a)                                                 200        2
Oracle Corp. (a)                                               3,240       44
Pixar (a)                                                        100        6
Symantec Corp. (a)                                               750       13
Yahoo!, Inc. (a)                                                 900       29
                                                                          ---
                                                                          458
CONSTRUCTION - 0.4%
Centex Corp.                                                     100        6
D. R. Horton, Inc.                                               166        6
Lennar Corp.                                                     100        6
                                                                          ---
                                                                           18
CONSUMER PRODUCTS - 0.9%
Black & Decker Corp.                                             100        9
Clorox Co.                                                       100        6
Kimberly-Clark Corp.                                             300       17
Newell Rubbermaid, Inc.                                          200        5
The Stanley Works                                                100        5
                                                                          ---
                                                                           42
ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp.                                  120        3
Emerson Electric Co.                                             300       25
Sanmina Corp. (a)                                                300        1
                                                                          ---
                                                                           29
ELECTRONICS - 5.0%
Adobe Systems, Inc.                                              400       14
Applied Materials, Inc.                                        1,000       18
Broadcom Corp., Class A (a)                                      300       13
Cisco Systems, Inc. (a)                                        3,855       83
Electronic Arts, Inc. (a)                                        200       11
Freescale Semiconductor, Inc., Class B (a)                       320        9
JDS Uniphase Corp. (a)                                         1,000        4
Juniper Networks, Inc. (a)                                       300        6
Linear Technology Corp.                                          200        7
Maxim Integrated Products, Inc.                                  250        9
NVIDIA Corp. (a)                                                 100        6
Rockwell Automation, Inc.                                        120        9
SPX Corp.                                                        100        5
Texas Instruments, Inc.                                        1,000       32
Xilinx, Inc.                                                     200        5
                                                                          ---
                                                                          231

SECURITY                                                      SHARES   VALUE($)
--------                                                      ------   --------
ENERGY & UTILITIES - 10.1%
AES Corp. (a)                                                    400        7
AGL Resources, Inc.                                              100        4
Allegheny Energy, Inc. (a)                                       200        7
Anadarko Petroleum Corp.                                         150       15
Apache Corp.                                                     200       13
Baker Hughes, Inc.                                               200       14
BJ Services Co.                                                  200        7
BP Amoco plc ADR                                               2,125      146
Burlington Resources, Inc.                                       200       18
Calpine Corp. (a) (b)                                            300       --
ConocoPhillips                                                   900       57
Devon Energy Corp.                                               300       18
Diamond Offshore Drilling, Inc.                                  100        9
DPL, Inc.                                                        100        3
EOG Resources, Inc.                                              200       14
Equitable Resources, Inc.                                         70        3
Hawaiian Electric Industries, Inc.                               100        3
KeySpan Corp.                                                    100        4
Newfield Exploration Co. (a)                                     100        4
NiSource, Inc.                                                   200        4
Noble Corp.                                                      100        8
Noble Energy, Inc.                                               200        9
ONEOK, Inc.                                                      100        3
Pepco Holdings, Inc.                                             100        2
Pioneer Natural Resources Co.                                    100        4
Pogo Producing Co.                                               100        5
Puget Energy, Inc.                                               100        2
Rowan Cos., Inc.                                                 100        4
Smith International, Inc.                                        200        8
The Williams Cos., Inc.                                          400        9
Transocean, Inc. (a)                                             150       12
UGI Corp.                                                        100        2
Valero Energy Corp.                                              400       24
Weatherford International, Ltd. (a)                              300       14
Western Gas Resources, Inc.                                      100        5
XTO Energy, Inc.                                                 200        9
                                                                          ---
                                                                          470
ENTERTAINMENT - 1.9%
Comcast Corp., Class A (a)                                     1,400       37
Time Warner, Inc.                                              2,950       49
                                                                          ---
                                                                           86
FINANCIAL - DIVERSIFIED - 13.7%
AMBAC Financial Group, Inc.                                      100        8
American Express Co.                                             800       42
Capital One Financial Corp.                                      150       12
Citigroup, Inc.                                                3,200      150
JPMorgan Chase & Co.                                           2,200       92
Legg Mason, Inc.                                                 100       13
Lehman Brothers Holdings, Inc.                                   200       29
Mellon Financial Corp.                                           300       11
Merrill Lynch & Co., Inc.                                        600       47
MetLife, Inc.                                                    500       24
Moody's Corp.                                                    200       14
Northern Trust Corp.                                             200       11
SLM Corp.                                                        300       16
State Street Corp.                                               200       12
Synovus Financial Corp.                                          190        5
Wachovia Corp.                                                 1,000       56
Washington Mutual, Inc.                                          600       26
Wells Fargo & Co.                                              1,060       68
                                                                          ---
                                                                          636

SECURITY                                                      SHARES   VALUE($)
--------                                                      ------   --------
FINANCIAL SERVICES - 1.3%
Charles Schwab Corp.                                             900      14
Franklin Resources, Inc.                                         125      12
Golden West Financial Corp.                                      200      14
Principal Financial Group                                        200      10
T. Rowe Price Group, Inc.                                        100       8
                                                                         ---
                                                                          58
FOODS - 2.8%
Bunge, Ltd.                                                      100       6
Campbell Soup Co.                                                300      10
General Mills, Inc.                                              200      10
Hershey Foods Corp.                                              150       8
McCormick & Co., Inc.                                            100       3
Pepsi Bottling Group, Inc.                                       200       6
PepsiCo, Inc.                                                  1,050      61
SUPERVALU, Inc.                                                  100       3
Sysco Corp.                                                      500      16
Wm.Wrigley Jr. Co.                                               130       8
                                                                         ---
                                                                         131
HEALTHCARE - 11.8%
Allergan, Inc.                                                   100      11
Baxter International, Inc.                                       400      16
Becton, Dickinson & Co.                                          200      12
Biomet, Inc.                                                     140       5
Boston Scientific Corp. (a)                                      500      12
Cardinal Health, Inc.                                            300      22
Caremark Rx, Inc. (a)                                            200      10
DENTSPLY International, Inc.                                     100       6
Eli Lilly & Co.                                                  700      39
Express Scripts, Inc. (a)                                        100       9
Guidant Corp.                                                    200      16
Health Management Associates, Inc., Class A                      200       4
Johnson & Johnson, Inc.                                        1,900     112
Laboratory Corp. of America Holdings (a)                         125       7
Medtronic, Inc.                                                  800      41
Mylan Laboratories, Inc.                                          50       1
Pfizer, Inc.                                                   4,650     115
Quest Diagnostics, Inc.                                          100       5
St. Jude Medical, Inc. (a)                                       200       8
UnitedHealth Group, Inc.                                         900      50
WellPoint, Inc. (a)                                              400      31
Zimmer Holdings, Inc. (a)                                        200      14
                                                                         ---
                                                                         546
INSURANCE - 4.4%
American International Group, Inc.                             1,665     109
Fidelity National Financial Corp.                                100       4
Marsh & McLennan Cos., Inc.                                      300       9
MBIA, Inc.                                                       100       6
The Allstate Corp.                                               400      21
The Chubb Corp.                                                  100      10
The Hartford Financial Services Group, Inc.                      185      15
The Progressive Corp.                                            100      10
The St. Paul Travelers Cos., Inc.                                470      20
                                                                         ---
                                                                         204
INVESTMENT BANKING & BROKERAGE - 1.0%
The Goldman Sachs Group, Inc.                                    300      47

LEISURE - 0.2%
Harley-Davidson, Inc.                                            200      10

SECURITY                                                      SHARES   VALUE($)
--------                                                      ------   --------
MANUFACTURING - 6.9%
3M Co.                                                           500       39
Cintas Corp.                                                     135        6
Crane Co.                                                        100        4
Dana Corp. (b)                                                   100        -
Donaldson Co., Inc.                                              100        3
Dover Corp.                                                      100        5
Eaton Corp.                                                      100        7
Gentex Corp.                                                     110        2
Graco, Inc.                                                      100        5
Illinois Tool Works, Inc.                                        200       19
Ingersoll-Rand Co.                                               200        8
Masco Corp.                                                      300       10
Mattel, Inc.                                                     370        7
Nucor Corp.                                                      100       10
Packaging Corp. of America                                       100        2
Pactiv Corp. (a)                                                 200        5
Parker Hannifin Corp.                                            100        8
Pentair, Inc.                                                    100        4
Procter & Gamble Co.                                           2,187      127
Smurfit-Stone Container Corp. (a)                                300        4
Sonoco Products Co.                                              100        3
Temple-Inland, Inc.                                              100        4
Tyco International, Ltd.                                       1,310       35
Worthington Industries, Inc.                                     100        2
                                                                          ---
                                                                          319
OFFICE EQUIPMENT & SUPPLIES - 0.2%
Avery Dennison Corp.                                             120        7
Pitney Bowes, Inc.                                               100        4
                                                                          ---
                                                                           11
PERSONAL CARE - 0.9%
Alberto-Culver Co.                                               100        4
Avon Products, Inc.                                              300        9
Colgate-Palmolive Co.                                            360       22
The Estee Lauder Cos., Inc., Class A                             200        7
                                                                          ---
                                                                           42
PHARMACEUTICALS - 0.8%
Barr Pharmaceuticals, Inc. (a)                                   100        6
McKesson Corp.                                                   200       10
Teva Pharmaceutical Industries Ltd. ADR                          450       19
Watson Pharmaceuticals, Inc. (a)                                 100        3
                                                                          ---
                                                                           38
PUBLISHING - 0.5%
Dow Jones & Co., Inc.                                            100        4
The McGraw-Hill Cos., Inc.                                       200       12
Tribune Co.                                                      200        5
                                                                          ---
                                                                           21
RAILROADS - 0.5%
CSX Corp.                                                        100        6
Norfolk Southern Corp.                                           300       16
                                                                          ---
                                                                           22
REAL ESTATE - 0.3%
The St. Joe Co.                                                  200       13

RESTAURANTS - 1.4%
Darden Restaurants, Inc.                                         100        4
McDonald's Corp.                                                 800       28
Starbucks Corp. (a)                                              550       21
Wendy's International, Inc.                                      100        6
YUM! Brands, Inc.                                                150        7
                                                                          ---
                                                                           66

SECURITY                                                      SHARES   VALUE($)
--------                                                      ------   --------
RETAIL - 6.8%
Best Buy & Co., Inc.                                             300        17
Big Lots, Inc. (a)                                               200         3
Chico's FAS, Inc. (a)                                            110         4
Coach, Inc. (a)                                                  200         7
Costco Wholesale Corp.                                           300        16
CVS Corp.                                                        610        18
Dollar General Corp.                                             200         4
Dollar Tree Stores, Inc. (a)                                     100         3
eBay, Inc. (a)                                                   900        35
Family Dollar Stores, Inc.                                       150         4
Hasbro, Inc.                                                     100         2
Home Depot, Inc.                                               1,365        57
Limited Brands, Inc.                                             330         8
Lowe's Cos., Inc.                                                500        32
Michaels Stores, Inc.                                            200         8
Nordstrom, Inc.                                                  200         8
RadioShack Corp.                                                 135         3
Staples, Inc.                                                    495        13
Target Corp.                                                     600        31
The TJX Cos., Inc.                                               300         7
Tiffany & Co.                                                    200         8
Walgreen Co.                                                     600        26
                                                                         -----
                                                                           314
SERVICES - 2.5%
Apollo Group, Inc., Class A (a)                                  100         5
ARAMARK Corp.                                                    200         6
Career Education Corp. (a)                                       100         4
Ecolab, Inc.                                                     200         8
Fair Isaac & Co., Inc.                                           100         4
Fastenal Co.                                                     100         5
First Data Corp.                                                 500        22
Fiserv, Inc. (a)                                                 200         9
Johnson Controls, Inc.                                           100         8
Manpower, Inc.                                                   100         6
Monster Worldwide, Inc. (a)                                      100         5
Omnicom Group, Inc.                                              100         8
Pall Corp.                                                       100         3
Paychex, Inc.                                                    200         8
Unisys Corp. (a)                                                 500         3
Viad Corp.                                                        31         1
W.W. Grainger, Inc.                                              100         8
Weight Watchers International, Inc.                              100         5
                                                                         -----
                                                                           118
TELECOMMUNICATIONS - 4.6%
American Tower Corp., Class A (a)                                300         9
AT&T, Inc.                                                     2,480        67
Motorola, Inc.                                                 1,600        37
QUALCOMM, Inc.                                                 1,050        53
Sprint Nextel Corp.                                            1,904        49
                                                                         -----
                                                                           215
TRANSPORTATION - 0.1%
Ryder System, Inc.                                               100         4
                                                                         -----
TOTAL COMMON STOCKS                                                      4,629
Cost: $3,936

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 0.3%
Fifth Third Bank, Inc., 4.63%, 04/03/06
(Proceeds at maturity $13, collateralized by
Federal Home Loan Mortgage Corp. security,
3.45%, 03/12/08)
Cost: $13                                                     13             13
                                                                          -----
TOTAL INVESTMENTS - 100.2%                                                4,642
Cost: $3,949

Percentages indicated are based on net assets of $4,633.

(a)  Non-income producing security.

(b)  Value rounded to less than $1.

ADR  - American Depositary Receipt

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
COMMON STOCKS - 97.6%

AIR FREIGHT - 2.4%
FedEx Corp.                                                    75,000      8,471

BANKS - 3.1%
PNC Financial Services Group, Inc.                            110,000      7,404
Zions Bancorp.                                                 40,000      3,309
                                                                          ------
                                                                          10,713
BIOTECHNOLOGY - 2.0%
Gilead Sciences, Inc. (a)                                     110,000      6,844

CHEMICALS - 2.1%
Praxair, Inc.                                                 130,000      7,170

COMPUTERS - 1.9%
SAP AG ADR                                                    125,000      6,790

CONSTRUCTION - 2.2%
Fluor Corp.                                                    90,000      7,722

ELECTRICAL EQUIPMENT - 2.4%
Emerson Electric Co.                                          100,000      8,363

ELECTRONICS - 9.4%
Agilent Technologies, Inc. (a)                                175,000      6,571
Broadcom Corp., Class A (a)                                   150,000      6,474
NVIDIA Corp. (a)                                              150,000      8,590
Rockwell Automation, Inc.                                     100,000      7,191
Texas Instruments, Inc.                                       120,000      3,896
                                                                          ------
                                                                          32,722
ENERGY & UTILITIES - 5.5%
Apache Corp.                                                   55,000      3,603
BJ Services Co.                                               100,000      3,460
Burlington Resources, Inc.                                     60,000      5,515
Silvan Power Co. (a) (b)                                       24,000          -
Valero Energy Corp.                                           110,000      6,575
Vulcan Power Co., Class A (a) (b)                              40,000          -
                                                                          ------
                                                                          19,153
ENTERTAINMENT - 1.0%
The Walt Disney Co.                                           125,000      3,486

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
FINANCIAL - DIVERSIFIED - 8.6%
Legg Mason, Inc.                                               60,000      7,520
Lehman Brothers Holdings, Inc.                                 25,000      3,613
Moody's Corp.                                                 120,000      8,575
SLM Corp.                                                      70,000      3,636
State Street Corp.                                            110,000      6,647
                                                                          ------
                                                                          29,991
FINANCIAL SERVICES - 1.9%
Franklin Resources, Inc.                                       70,000      6,597

FOODS - 2.2%
Dean Foods Co. (a)                                            110,000      4,272
PepsiCo, Inc.                                                  60,000      3,467
                                                                           7,739
HEALTHCARE - 7.8%
Allergan, Inc.                                                 65,000      7,052
Becton, Dickinson & Co.                                        60,000      3,695
Express Scripts, Inc. (a)                                      80,000      7,032
St. Jude Medical, Inc. (a)                                     75,000      3,075
UnitedHealth Group, Inc.                                       60,000      3,352
WellPoint, Inc. (a)                                            40,000      3,097
                                                                          ------
                                                                          27,303
INSURANCE - 4.8%
AFLAC, Inc.                                                    70,000      3,159
American International Group, Inc.                             60,000      3,965
The Chubb Corp.                                                70,000      6,681
The Progressive Corp.                                          30,000      3,128
                                                                          ------
                                                                          16,933
MANUFACTURING - 6.4%
HNI Corp.                                                     120,000      7,081
Precision Castparts Corp.                                     100,000      5,940
Procter & Gamble Co.                                           78,000      4,494
Taiwan Semiconductor Manufacturing Co. Ltd. ADR               487,498      4,904
                                                                          ------
                                                                          22,419
PHARMACEUTICALS - 1.9%
McKesson Corp.                                                130,000      6,777

PUBLISHING - 2.1%
The McGraw-Hill Cos., Inc.                                    130,000      7,491

RAILROADS - 2.2%
Norfolk Southern Corp.                                        140,000      7,570

REAL ESTATE - 2.0%
Simon Property Group, Inc.                                     85,000      7,152

RESTAURANTS - 2.0%
Darden Restaurants, Inc.                                      170,000      6,975

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
RETAIL - 9.5%
Chico's FAS, Inc. (a)                                         170,000      6,909
Coach, Inc. (a)                                               190,000      6,570
Costco Wholesale Corp.                                         65,000      3,520
CVS Corp.                                                     120,000      3,584
Nordstrom, Inc.                                               175,000      6,857
Staples, Inc.                                                 225,000      5,742
                                                                         -------
                                                                          33,182
SERVICES - 7.6%
Accenture Ltd., Class A                                       225,000      6,766
Ecolab, Inc.                                                  100,000      3,820
Fastenal Co.                                                  175,000      8,284
Johnson Controls, Inc.                                         45,000      3,417
Paychex, Inc.                                                 100,000      4,166
                                                                         -------
                                                                          26,453
TELECOMMUNICATIONS - 6.6%
Alltel Corp.                                                   55,000      3,561
Comverse Technology, Inc. (a)                                 180,000      4,235
Motorola, Inc.                                                175,000      4,009
Nokia Corp. ADR                                               175,000      3,626
QUALCOMM, Inc.                                                150,000      7,592
                                                                         -------
                                                                          23,023
                                                                         -------
TOTAL COMMON STOCKS                                                      341,039
Cost: $282,261

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 2.4%
Fifth Third Bank, Inc., 4.63%, 04/03/06
   (Proceeds at maturity $8,369, collateralized
   by Federal Home Loan Mortgage Corp.
   security, 3.45%, 03/12/08)
   Cost: $8,366                                              8,366         8,366
                                                                         -------
TOTAL INVESTMENTS - 100.0%                                               349,405
Cost: $290,627

Percentages indicated are based on net assets of $349,323.

(a)  Non-income producing security.

(b) On March 31, 2006, the fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

Vulcan Power Co., Class A
Acquisition Date: March 3, 1995
Cost: $300
Value: $0

Silvan Power Co.
Acquisition Date: July 27, 2004
Cost: $0
Value: $0

ADR - American Depositary Receipt

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS
MARCH, 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                      SHARES   VALUE($)
--------                                                     -------   --------
COMMON STOCKS - 98.6%

APPAREL MANUFACTURERS - 1.1%
Gildan Activewear, Inc. (a)                                   45,000      2,138

BIOTECHNOLOGY - 3.8%
Gilead Sciences, Inc. (a)                                     63,200      3,932
Neurocrine Biosciences, Inc. (a)                              14,000        904
PDL BioPharma, Inc. (a)                                       70,000      2,296
                                                                        -------
                                                                          7,132
COMPUTERS - 9.6%
Akamai Technologies, Inc. (a)                                 85,000      2,796
Apple Computer, Inc. (a)                                      30,432      1,909
Autodesk, Inc. (a)                                            62,500      2,408
Corning, Inc. (a)                                            130,360      3,508
Micros Systems, Inc. (a)                                      35,000      1,612
Palm, Inc. (a)                                               140,000      3,242
Webex Communications, Inc. (a)                                75,000      2,525
                                                                        -------
                                                                         18,000
ELECTRICAL EQUIPMENT - 1.6%
WESCO International, Inc. (a)                                 45,000      3,060

ELECTRONICS - 9.3%
Adobe Systems, Inc.                                           89,000      3,108
Broadcom Corp., Class A (a)                                   60,000      2,590
Freescale Semiconductor, Inc., Class B (a)                    80,000      2,222
Jabil Circuit, Inc. (a)                                       60,000      2,572
Lam Research Corp. (a)                                        59,000      2,537
MEMC Electronic Materials, Inc. (a)                          125,000      4,614
                                                                        -------
                                                                         17,643
ENERGY & UTILITIES - 8.9%
Arch Coal, Inc.                                               12,500        949
Baker Hughes, Inc.                                            43,840      2,999
EOG Resources, Inc.                                           46,400      3,341
Hydril Co. (a)                                                25,000      1,949
Murphy Oil Corp.                                              38,600      1,923
Patterson-UTI Energy, Inc.                                    85,200      2,723
Transocean, Inc. (a)                                          37,700      3,027
                                                                        -------
                                                                         16,911
FINANCIAL - DIVERSIFIED - 3.5%
Legg Mason, Inc.                                              21,000      2,632
Moody's Corp.                                                 56,988      4,072
                                                                        -------
                                                                          6,704

SECURITY                                                      SHARES   VALUE($)
--------                                                     -------   --------
FINANCIAL SERVICES - 3.5%
Chicago Mercantile Exchange Holdings, Inc.                     9,106      4,075
T. Rowe Price Group, Inc.                                     33,055      2,585
                                                                        -------
                                                                          6,660
FOOD - 1.2%
Flowers Foods, Inc.                                           75,000      2,228

HEALTHCARE - 10.7%
C.R. Bard, Inc.                                               34,975      2,372
Coventry Health Care, Inc. (a)                                30,000      1,619
Express Scripts, Inc. (a)                                     30,000      2,637
Intuitive Surgical, Inc. (a)                                  22,650      2,673
Laboratory Corp. of America Holdings (a)                      33,000      1,930
Psychiatric Solutions, Inc. (a)                               70,000      2,319
Respironics, Inc. (a)                                         41,000      1,595
Sierra Health Services, Inc. (a)                              81,776      3,328
St. Jude Medical, Inc. (a)                                    40,000      1,640
                                                                        -------
                                                                         20,113
HOTELS & MOTELS - 2.3%
Choice Hotels International, Inc.                             46,060      2,109
Starwood Hotels & Resorts Worldwide, Inc.                     34,300      2,323
                                                                        -------
                                                                          4,432
INSURANCE - 1.9%
W. R. Berkley Corp.                                           61,525      3,572

INVESTMENT BANKING & BROKERAGE - 0.9%
Investment Technology Group, Inc. (a)                         35,000      1,743

MANUFACTURING - 7.8%
Commercial Metals Co.                                         40,000      2,140
Cummins, Inc.                                                 15,000      1,577
Eagle Materials, Inc.                                         46,500      2,965
iRobot Corp. (a)                                              50,000      1,390
Lennox International, Inc.                                    50,000      1,493
Oshkosh Truck Corp.                                           58,568      3,644
Roper Industries, Inc.                                        32,000      1,556
                                                                        -------
                                                                         14,765
PHARMACEUTICALS - 2.2%
McKesson Corp.                                                41,000      2,137
Pharmaceutical Product Development, Inc.                      60,000      2,077
                                                                        -------
                                                                          4,214
REAL ESTATE - 1.7%
CB Richard Ellis Group, Inc., Class A (a)                     40,000      3,228

RESTAURANTS - 2.2%
Darden Restaurants, Inc.                                      55,000      2,256
Domino's Pizza, Inc.                                          70,000      1,999
                                                                        -------
                                                                          4,255

SECURITY                                                      SHARES   VALUE($)
--------                                                     -------   --------
RETAIL - 11.4%
American Eagle Outfitters, Inc.                               66,000      1,971
Bed Bath & Beyond, Inc. (a)                                   45,000      1,728
Claire's Stores, Inc.                                        101,400      3,682
Coach, Inc. (a)                                               91,650      3,169
Nordstrom, Inc.                                              100,712      3,947
Polo Ralph Lauren                                             40,000      2,424
The Men's Wearhouse, Inc.                                     59,000      2,120
Whole Foods Market, Inc.                                      35,900      2,385
                                                                        -------
                                                                         21,426
SERVICES - 11.3%
CheckFree Corp. (a)                                           53,000      2,677
Cognizant Technology Solutions Corp. (a)                      58,400      3,474
Corporate Executive Board Co.                                 36,549      3,687
Emdeon Corp. (a)                                              90,000        972
Expeditors International of Washington, Inc.                  41,600      3,594
Getty Images, Inc. (a)                                        31,235      2,339
Monster Worldwide, Inc. (a)                                   45,000      2,244
SCP Pool Corp.                                                45,000      2,111
                                                                        -------
                                                                         21,098
TELECOMMUNICATIONS - 2.7%
Foundry Networks, Inc. (a)                                   120,000      2,179
NII Holdings, Inc. (a)                                        50,000      2,949
                                                                        -------
                                                                          5,128
TRANSPORTATION - 1.0%
Landstar System, Inc.                                         44,480      1,962
                                                                        -------
TOTAL COMMON STOCKS                                                     186,412
Cost: $130,013

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 1.5%
Fifth Third Bank, Inc., 4.63%, 04/03/06
(Proceeds at maturity $2,887, collateralized by
Federal Home Loan Mortgage Corp. security,
3.45%, 03/12/08)
Cost: $2,886                                                 2,886         2,886
                                                                         -------
TOTAL INVESTMENTS - 100.1%                                               189,298
Cost: $132,899

Percentages indicated are based on net assets of $189,178.

(a)  Non-income producing security.

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 96.6%

APPAREL MANUFACTURERS - 2.8%
Carter's, Inc. (a)                                             10,000       675
Deckers Outdoor Corp. (a)                                      10,000       405
                                                                         ------
                                                                          1,080
BANKS - 3.1%
Capitol Bancorp Ltd.                                           12,000       561
First Community Bancorp                                        11,000       634
                                                                         ------
                                                                          1,195
COMPUTERS - 11.2%
American Reprographics Co. (a)                                 19,000       659
ANSYS, Inc. (a)                                                16,000       865
Blackbaud, Inc.                                                35,000       742
Concur Technologies, Inc. (a)                                  35,000       649
Komag, Inc. (a)                                                12,000       571
Micros Systems, Inc. (a)                                        9,000       415
TALX Corp.                                                     14,000       399
                                                                         ------
                                                                          4,300
CONSTRUCTION - 2.6%
Beacon Roofing Supply, Inc. (a)                                15,000       610
Universal Forest Products, Inc.                                 6,000       381
                                                                         ------
                                                                            991
ELECTRICAL EQUIPMENT - 2.1%
Genlyte Group (a)                                              12,004       818

ELECTRONICS - 4.2%
Diodes, Inc. (a)                                               20,000       830
SiRF Technology Holdings, Inc. (a)                             22,000       779
                                                                         ------
                                                                          1,609
ENERGY & UTILITIES - 9.1%
Airgas, Inc.                                                   18,000       704
Core Laboratories N.V. (a)                                     17,000       808
Headwaters, Inc. (a)                                           10,000       398
Helix Energy Solutions Group, Inc. (a)                         10,000       379
Holly Corp.                                                    10,000       741
Hydril Co. (a)                                                  6,000       468
                                                                         ------
                                                                          3,498
FOOD - 1.0%
Flowers Foods, Inc.                                            12,500       371

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
HEALTHCARE - 12.6%
HealthExtras, Inc. (a)                                         20,000       706
Healthways, Inc. (a)                                           13,500       688
Intermagnetics General Corp. (a)                               20,000       501
Natus Medical, Inc. (a)                                        20,000       410
Psychiatric Solutions, Inc. (a)                                21,000       696
Quality Systems, Inc.                                          14,000       463
Schick Technologies, Inc. (a)                                  12,000       599
Sierra Health Services, Inc. (a)                               18,000       732
                                                                         ------
                                                                          4,795
HOTELS & MOTELS - 1.5%
Choice Hotels International, Inc.                              12,500       572

INSURANCE - 2.8%
Philadelphia Consolidated Holding Corp. (a)                    19,500       666
RLI Corp.                                                       7,000       401
                                                                         ------
                                                                          1,067
INVESTMENT BANKING & BROKERAGE - 4.2%
Affiliated Managers Group, Inc. (a)                             8,000       853
Investment Technology Group, Inc. (a)                          15,000       747
                                                                         ------
                                                                          1,600
MANUFACTURING - 12.0%
Ceradyne, Inc. (a)                                             14,000       699
Eagle Materials, Inc.                                          12,000       764
Gardner Denver, Inc. (a)                                       10,000       652
Oshkosh Truck Corp.                                            11,000       685
Roper Industries, Inc.                                          9,000       438
Silgan Holdings, Inc.                                          10,000       402
The Manitowoc Co., Inc.                                        10,000       911
                                                                         ------
                                                                          4,551
MULTIMEDIA - 1.3%
Witness Systems, Inc. (a)                                      20,000       508

PHARMACEUTICALS - 2.0%
Pharmaceutical Product Development, Inc.                       22,000       761

RAILROADS - 1.6%
Genesee & Wyoming, Inc., Class A (a)                           20,000       614

RETAIL - 10.4%
Coldwater Creek, Inc. (a)                                      30,000       835
Genesco, Inc. (a)                                              10,000       389
Jos. A. Bank Clothiers, Inc. (a)                               12,000       575
Marinemax, Inc. (a)                                            15,000       503
Monro Muffler Brake, Inc.                                      10,000       371
The Dress Barn, Inc. (a)                                       14,000       671
The Pantry, Inc. (a)                                           10,000       624
                                                                         ------
                                                                          3,968

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
SERVICES - 10.8%
Bankrate, Inc. (a)                                             15,000       653
Corporate Executive Board Co.                                   7,500       757
First Cash Financial Services, Inc. (a)                        25,000       500
LKQ Corp. (a)                                                  30,000       624
Mobile Mini, Inc. (a)                                          20,000       618
Portfolio Recovery Associates, Inc. (a)                         8,000       375
Ritchie Bros. Auctioneers, Inc.                                12,000       594
                                                                         ------
                                                                          4,121
TELECOMMUNICATIONS - 1.3%
NICE Systems Ltd. ADR (a)                                      10,000       510
                                                                         ------
TOTAL COMMON STOCKS
Cost: $27,898                                                            36,929

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 3.5%
Fifth Third Bank, Inc., 4.63%, 04/03/06
(Proceeds at maturity $1,326, collateralized by
Federal Home Loan Mortgage Corp. security, 3.45%,
   03/12/08)
Cost: $1,326                                                 1,326        1,326
                                                                         ------
TOTAL INVESTMENTS - 100.1%
Cost: $29,224                                                            38,255

Percentages indicated are based on net assets of $38,231.

(a)  Non-income producing security.

ADR  - American Depositary Receipt

CITIZENS VALUE FUND
PORTFOLIO HOLDINGS
MARCH 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                      SHARES   VALUE($)
--------                                                     -------   --------
COMMON STOCKS - 96.5%

AIR FREIGHT - 2.3%
FedEx Corp.                                                    7,218       815

AUTO MANUFACTURING - 1.4%
Toyota Motor Corp. ADR                                         4,555       496

BROADCASTING - 1.0%
Grupo Televisa SA ADR                                         17,724       353

CHEMICALS - 1.0%
Praxair, Inc.                                                  6,781       374

COMPUTERS - 7.6%
Hewlett-Packard Co.                                           20,417       671
Intel Corp.                                                   18,998       368
International Business Machines Corp.                          5,586       461
Microsoft Corp.                                               15,696       427
Oracle Corp. (a)                                              31,204       427
Symantec Corp. (a)                                            22,693       382
                                                                         -----
                                                                         2,736
CONSTRUCTION - 1.5%
KB HOME                                                        2,586       168
URS Corp. (a)                                                  9,580       386
                                                                         -----
                                                                           554
CONSUMER PRODUCTS - 0.9%
Kimberly-Clark Corp.                                           5,460       316

ELECTRICAL EQUIPMENT - 1.6%
Emerson Electric Co.                                           6,653       556

ELECTRONICS - 6.1%
Cisco Systems, Inc. (a)                                       21,951       476
Freescale Semiconductor, Inc., Class B (a)                    15,490       430
MEMC Electronic Materials, Inc. (a)                           19,289       712
Rockwell Automation, Inc.                                      7,611       547
                                                                         -----
                                                                         2,165
ENERGY & UTILITIES - 13.2%
AES Corp. (a)                                                 28,443       485
Allegheny Energy, Inc. (a)                                    12,750       432
Baker Hughes, Inc.                                            12,101       828
ConocoPhillips                                                21,316     1,346
Devon Energy Corp.                                             8,310       508
Patterson-UTI Energy, Inc.                                    13,070       418
Precision Drilling Corp.                                       8,810       285
UGI Corp.                                                     21,945       462
                                                                         -----
                                                                         4,764

SECURITY                                                      SHARES   VALUE($)
--------                                                     -------   --------
FINANCIAL - DIVERSIFIED - 11.4%
Capital One Financial Corp.                                    7,651       616
JPMorgan Chase & Co.                                          17,332       722
Lehman Brothers Holdings, Inc.                                 6,317       912
Merrill Lynch & Co., Inc.                                      9,196       724
MetLife, Inc.                                                 10,741       520
Wachovia Corp.                                                10,878       610
                                                                         -----
                                                                         4,104
FINANCIAL SERVICES - 1.8%
Golden West Financial Corp.                                    9,235       627

FOODS - 4.7%
Bunge, Ltd.                                                   10,206       569
Kellogg Co.                                                   16,057       707
PepsiCo, Inc.                                                  6,936       401
                                                                         -----
                                                                         1,677
HEALTHCARE - 12.6%
Baxter International, Inc.                                    15,490       601
Becton, Dickinson & Co.                                        7,856       484
Coventry Health Care, Inc. (a)                                 5,768       311
Johnson & Johnson, Inc.                                       15,562       922
Omnicare, Inc.                                                 7,302       402
Pfizer, Inc.                                                  20,775       518
The Cooper Cos., Inc.                                          3,552       192
WellPoint, Inc. (a)                                           14,459     1,119
                                                                         -----
                                                                         4,549
INSURANCE - 5.5%
American International Group, Inc.                            10,602       701
The Allstate Corp.                                             6,052       315
The Chubb Corp.                                                4,067       388
The Hartford Financial Services Group, Inc.                    6,938       559
                                                                         -----
                                                                         1,963
MANUFACTURING - 7.5%
3M Co.                                                         7,523       569
Eagle Materials, Inc.                                         11,172       712
Ingersoll-Rand Co.                                            10,040       420
National-Oilwell Varco, Inc. (a)                               6,006       385
Nucor Corp.                                                    5,744       602
                                                                         -----
                                                                         2,688
RAILROADS - 2.7%
Norfolk Southern Corp.                                        17,660       955

REAL ESTATE - 2.2%
General Growth Properties, Inc.                                7,596       371
Simon Property Group, Inc.                                     4,794       404
                                                                         -----
                                                                           775
RESTAURANTS - 1.2%
McDonald's Corp.                                              12,554       431

RETAIL - 6.6%
CVS Corp.                                                     25,478       760
Home Depot, Inc.                                              11,147       472
Nordstrom, Inc.                                               16,892       662
Target Corp.                                                   8,817       459
                                                                         -----
                                                                         2,353

SECURITY                                                      SHARES   VALUE($)
--------                                                     -------   --------
SERVICES - 1.1%
Apollo Group, Inc., Class A (a)                                7,200        378

TELECOMMUNICATIONS - 2.6%
Motorola, Inc.                                                24,812        568
Sprint Nextel Corp.                                           14,189        367
                                                                         ------
                                                                            935
                                                                         ------
TOTAL COMMON STOCKS                                                      34,564
Cost: $28,408

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 3.4%
Fifth Third Bank, Inc., 4.63%, 04/03/06
(Proceeds at maturity $1,202, collateralized by
Federal Home Loan Mortgage Corp. security,
3.45%, 03/12/08)
Cost: $1,202                                                 1,202        1,202
                                                                         ------
TOTAL INVESTMENTS - 99.9%                                                35,766
Cost: $29,610

Percentages indicated are based on net assets of $35,784.

(a)  Non-income producing security.

ADR  - American Depositary Receipt

CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS
MARCH 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
COMMON STOCKS - 97.6%

AUTOMOBILE MANUFACTURING - 4.4%
Bayerische Motoren Werke AG                                    22,000     1,213
Toyota Motor Co. ADR                                            8,000       871
Volvo AB ADR                                                   34,000     1,585
                                                                         ------
                                                                          3,669
BANKS - 6.1%
Bank of New York Co., Inc.                                     36,000     1,297
Julius Baer Holding Ltd. (a)                                   11,000       995
Royal Bank of Scotland Group plc                               50,301     1,637
UBS AG ADR                                                     10,800     1,188
                                                                         ------
                                                                          5,117
BIOTECHNOLOGY - 1.8%
Roche Holding AG                                               10,000     1,489

BROADCASTING - 1.3%
Clear Channel Communications, Inc.                             37,000     1,073

COMPUTERS - 11.0%
Check Point Software Technologies Ltd. (a)                     36,000       721
First Data Corp.                                               35,000     1,639
Intel Corp.                                                    75,000     1,451
Intuit, Inc. (a)                                               17,000       904
Microsoft Corp.                                                85,000     2,313
SAP AG                                                          6,500     1,412
Yahoo!, Inc. (a)                                               23,000       742
                                                                         ------
                                                                          9,182
CONSTRUCTION - 1.0%
Fluor Corp.                                                    10,000       858

CONSUMER PRODUCTS - 0.9%
Kimberly-Clark de Mexico SA de CV ADR                          45,000       768

ELECTRONICS - 2.4%
Cisco Systems, Inc. (a)                                        57,000     1,235
IBIDEN CO., Ltd.                                               16,000       809
                                                                         ------
                                                                          2,044
ENERGY & UTILITIES - 11.2%
Apache Corp.                                                   27,500     1,802
BG Group plc ADR                                               23,000     1,442
BP Amoco plc                                                  179,000     2,056
EnCana Corp.                                                   15,000       701
Gold Fields Ltd. ADR                                           40,000       879
Statoil ASA ADR                                                44,000     1,253
Valero Energy Corp.                                            20,800     1,243
                                                                         ------
                                                                          9,376

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
ENTERTAINMENT - 3.0%
Comcast Corp., Class A (a)                                     58,000     1,515
Viacom, Inc., Class B (a)                                      24,500       951
                                                                         ------
                                                                          2,466
FINANCIAL - DIVERSIFIED - 14.0%
American Express Co.                                           16,000       841
Bank of America Corp.                                          19,000       865
Citigroup, Inc.                                                52,000     2,456
Deutsche Boerse AG                                             23,000     3,318
Fannie Mae                                                     12,000       617
HSBC Holdings plc ADR                                          10,000       838
Mitsubishi UFJ Financial Group, Inc.                               32       489
Mitsubishi UFJ Financial Group, Inc. ADR                      148,000     2,251
                                                                         ------
                                                                         11,675
FOOD & BEVERAGES - 2.9%
Nestle SA                                                       4,000     1,188
PepsiCo, Inc.                                                  22,000     1,271
                                                                         ------
                                                                          2,459
HEALTH CARE - 9.3%
Beckman Coulter, Inc.                                          25,000     1,364
Boston Scientific Corp. (a)                                    35,000       807
Eli Lilly & Co.                                                15,000       830
GlaxoSmithKline plc                                            58,000     1,516
Novartis AG ADR                                                31,000     1,719
Pfizer, Inc.                                                   61,000     1,520
                                                                         ------
                                                                          7,756
INSURANCE - 2.2%
American International Group, Inc.                             14,000       925
ING Groep NV                                                   23,000       909
                                                                         ------
                                                                          1,834
MANUFACTURING - 9.3%
3M Co.                                                         20,000     1,514
FANUC Ltd.                                                      9,000       867
Johnson Matthey plc                                            33,000       800
Komatsu, Ltd.                                                 120,000     2,289
L'Air Liquide ADR                                              20,000       832
Tyco International, Ltd.                                       56,000     1,505
                                                                         ------
                                                                          7,807
OFFICE EQUIPMENT & SUPPLIES - 3.9%
Avery Dennison Corp.                                           27,000     1,579
Canon, Inc. ADR                                                26,000     1,717
                                                                         ------
                                                                          3,296
PERSONAL CARE - 4.0%
Colgate-Palmolive Co.                                          23,000     1,313
Henkel KGaA ADR                                                 8,400       904
The Estee Lauder Cos., Inc., Class A                           30,000     1,116
                                                                         ------
                                                                          3,333
RETAIL - 2.6%
Kohl's Corp. (a)                                               26,000     1,378
PETsMART, Inc.                                                 27,000       760
                                                                         ------
                                                                          2,138

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
SERVICES - 2.1%
WPP Group plc                                                 144,000     1,727

TELECOMMUNICATIONS - 4.2%
France Telecom SA ADR                                          28,000       629
Tekefonaktiebolaget LM Ericsson ADR                            24,000       905
Verizon Communications, Inc.                                   23,000       783
Vodafone Group plc                                            560,000     1,173
                                                                         ------
                                                                          3,490
                                                                         ------
TOTAL COMMON STOCKS
Cost: $67,230                                                            81,557



SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 1.3%
Fifth Third Bank, Inc., 4.63%, 04/03/06
(Proceeds at maturity $1,114, collateralized by
Federal Home Loan Mortgage Corp. security, 3.45%,
03/12/08)
Cost: $1,113                                                 1,113        1,113
                                                                         ------
TOTAL INVESTMENTS - 98.9%
Cost: $68,343                                                            82,670


Percentages indicated are based on net assets of $83,556.

(a)  Non-income producing security.

ADR  - American Depositary Receipt

As of March 31, 2006, the fund's open forward currency contracts were as follows:

                                   CONTRACT AMOUNT   CONTRACT VALUE   CURRENT VALUE   UNREALIZED APPRECIATION
SHORT CONTRACTS   DELIVERY DATE   (LOCAL CURRENCY)    (U.S. DOLLAR)   (U.S. DOLLAR)        (U.S. DOLLAR)
---------------   -------------   ----------------   --------------   -------------   -----------------------
      EURO           04/03/06           E200              $243             $242                  $1
       GBP           04/04/06           L100              $175             $174                  $1

The fund's portfolio holdings as of March 31, 2006, were distributed among the following countries:

                     PERCENTAGE OF TOTAL
                         INVESTMENTS
                 ---------------------------
                          SHORT TERM
                 EQUITY     & OTHER    TOTAL
                 ------   ----------   -----
Bermuda            1.8%                  1.8%
Canada             0.8%                  0.8%
France             1.8%                  1.8%
Germany            8.3%                  8.3%
Israel             0.9%                  0.9%
Japan             11.2%                 11.2%
Mexico             0.9%                  0.9%
Netherlands        1.1%                  1.1%
Norway             1.5%                  1.5%
South Africa       1.1%                  1.1%
Sweden             3.0%                  3.0%
Switzerland        8.0%                  8.0%
United Kingdom    13.5%                 13.5%
United States     44.8%      1.3%       46.1%
                  ----       ---       -----

Total             98.7%      1.3%      100.0%

CITIZENS BALANCED FUND
PORTFOLIO HOLDINGS
MARCH 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 65.8%

AIR FREIGHT - 1.6%
FedEx Corp.                                                     1,500       169

BIOTECHNOLOGY - 1.3%
Gilead Sciences, Inc. (a)                                       2,350       146

CHEMICALS - 0.6%
Praxair, Inc.                                                   1,275        70

COMPUTERS - 4.1%
Blackbaud, Inc.                                                 3,750        79
Corning, Inc. (a)                                               5,400       146
Komag, Inc. (a)                                                 1,500        71
SAP AG ADR                                                      2,750       150
                                                                          -----
                                                                            446
CONSTRUCTION - 1.4%
Fluor Corp.                                                     1,800       154

ELECTRICAL EQUIPMENT - 1.6%
Emerson Electric Co.                                            2,100       176

ELECTRONICS - 5.9%
Advanced Micro Devices, Inc. (a)                                3,000        99
Agilent Technologies, Inc. (a)                                  3,825       144
Cisco Systems, Inc. (a)                                         5,000       108
Rockwell Automation, Inc.                                       2,500       180
Texas Instruments, Inc.                                         3,450       112
                                                                          -----
                                                                            643
ENERGY & UTILITIES - 3.3%
Apache Corp.                                                    1,625       106
BJ Services Co.                                                 3,200       111
Valero Energy Corp.                                             2,400       144
                                                                          -----
                                                                            361
FINANCIAL - DIVERSIFIED - 7.9%
JPMorgan Chase & Co.                                            3,400       142
Legg Mason, Inc.                                                1,100       138
Merrill Lynch & Co., Inc.                                       1,800       141
Moody's Corp.                                                   2,025       144
State Street Corp.                                              2,325       141
Wachovia Corp.                                                  2,500       140
                                                                          -----
                                                                            846
FINANCIAL SERVICES - 1.2%
Franklin Resources, Inc.                                        1,400       132

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
FOODS - 1.6%
Dean Foods Co. (a)                                              2,800       109
PepsiCo, Inc.                                                   1,200        69
                                                                          -----
                                                                            178
HEALTHCARE - 7.4%
Allergan, Inc.                                                  1,275       138
Express Scripts, Inc. (a)                                       1,625       143
Laboratory Corp. of America Holdings (a)                        1,825       107
Pfizer, Inc.                                                    2,625        65
St. Jude Medical, Inc. (a)                                      2,300        94
UnitedHealth Group, Inc.                                        1,950       109
WellPoint, Inc. (a)                                             1,850       144
                                                                          -----
                                                                            800
INSURANCE - 1.9%
The Chubb Corp.                                                 1,025        98
W. R. Berkley Corp.                                             1,875       109
                                                                          -----
                                                                            207
MANUFACTURING - 6.5%
Commercial Metals Co.                                           1,500        80
Cooper Cameron Corp. (a)                                        2,500       110
HNI Corp.                                                       2,350       139
Precision Castparts Corp.                                       3,075       183
Procter & Gamble Co.                                            1,425        82
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                11,150       112
                                                                          -----
                                                                            706
PUBLISHING - 1.3%
The McGraw-Hill Cos., Inc.                                      2,475       143

REAL ESTATE - 1.9%
CB Richard Ellis Group, Inc., Class A (a)                       1,300       105
Simon Property Group, Inc.                                      1,250       105
                                                                          -----
                                                                            210
RESTAURANTS - 1.9%
Darden Restaurants, Inc.                                        2,500       103
Domino's Pizza, Inc.                                            3,750       107
                                                                          -----
                                                                            210
RETAIL - 7.2%
Chico's FAS, Inc. (a)                                           2,625       107
Coach, Inc. (a)                                                 3,000       104
CVS Corp.                                                       2,500        75
Nordstrom, Inc.                                                 3,550       139
Polo Ralph Lauren                                               1,925       117
Staples, Inc.                                                   5,725       145
Whole Foods Market, Inc.                                        1,350        90
                                                                          -----
                                                                            777
SERVICES - 4.5%
Accenture Ltd., Class A                                         4,575       138
Cognizant Technology Solutions Corp. (a)                        1,750       104
Corporate Executive Board Co.                                   1,000       101
Fastenal Co.                                                    3,100       146
                                                                          -----
                                                                            489

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
TELECOMMUNICATIONS - 2.7%
America Movil SA de CV ADR                                      5,175       177
Motorola, Inc.                                                  5,150       118
                                                                          -----
                                                                            295
                                                                          -----
TOTAL COMMON STOCKS
Cost: $6,296                                                              7,158

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
First Horizon Alternative Mortgage Securities,
   4.76%, 06/25/34 (b)                                        12            11
   5.50%, 03/25/35 (b)                                        17            18
                                                                           ---
Cost: $29                                                                   29

CORPORATE BONDS - 9.3%
BANKS - 0.9%
Bank of America Corp., 4.38%, 12/01/10                        50            48
Capital One Bank, 6.50%, 06/13/13                             50            52
                                                                           ---
                                                                           100
CHEMICALS - 0.4%
Amgen, Inc., 6.50%, 12/01/07                                  40            41

COMPUTERS - 0.1%
Corning, Inc., 6.20%, 03/15/16                                15            15

CONSTRUCTION - 0.2%
KB Home, 5.88%, 01/15/15                                      15            13
Pulte Homes, Inc., 6.00%, 02/15/35                            10             9
                                                                           ---
                                                                            22
ENERGY & UTILITIES - 0.7%
Atmos Energy, 4.95%, 10/15/14                                 15            14
Chesapeake Energy Corp., 6.88%, 01/15/16                      20            21
Enterprise Products Partners LP, 4.95%, 06/01/10              20            19
XTO Energy, Inc., 5.30%, 06/30/15                             20            19
                                                                           ---
                                                                            73
ENTERTAINMENT - 0.2%
Comcast Cable Communications, 8.38%, 05/01/07                 25            26

FINANCIAL - DIVERSIFIED - 3.5%
Chase Issuance Trust, 3.22%, 06/15/10                        100            98
CIT Group, Inc., 5.00%, 02/01/15                              50            47
Citigroup, Inc., 4.52%, 05/18/10                              50            50
HSBC Finance Corp., 4.63%, 09/15/10                           50            48
International Lease Finance Corp., 5.80%, 08/15/07            50            50
JPMorgan Chase & Co., 3.13%, 12/11/06                         50            49
Liberty Mutual Group, 5.75%, 03/15/14 (c)                     10            10
Riddell Bell Holdings, 8.38%, 10/01/12                        15            15
                                                                           ---
                                                                           367
FINANCIAL SERVICES - 0.4%
Franklin Resources, Inc., 3.70%, 04/15/08                     48            46

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
FOOD - 0.5%
Pepsi Bottling Group, Inc., 5.63%, 02/17/09 (c)                    50         50

HEALTHCARE - 0.4%
Medtronic, Inc., 4.75%, 09/15/15                                   50         47

INVESTMENT BANKING & BROKERAGE - 0.1%
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                     15         14

MANUFACTURING - 0.0%
American Standard, Inc., 7.38%, 02/01/08                            5          5

REAL ESTATE - 0.0%
Brandywine Realty Trust, 5.40%, 11/01/14                            5          5

RESTAURANTS - 0.5%
Domino's, Inc., 8.25%, 07/01/11                                     7          7
McDonald's Corp., 5.00%, 02/15/15                                  50         48
                                                                           -----
                                                                              55
TELECOMMUNICATIONS - 1.4%
AT&T, Inc., 5.88%, 02/01/12                                        50         50
Directv Holdings, 6.38%, 06/15/15                                  30         30
Sprint Nextel Corp.,
   6.00%, 01/15/07                                                 50         51
   7.38%, 08/01/15                                                 10         10
                                                                           -----
                                                                             141
                                                                           -----
TOTAL CORPORATE BONDS                                                      1,007
Cost: $1,028

FOREIGN GOVERNMENT BOND - 0.1%
United Mexican States, 6.75%, 09/27/34                             15         15
Cost: $15

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8%
FEDERAL FARM CREDIT BANK - 1.1%
5.83%, 01/14/08                                                    25         25
5.43%, 10/24/12                                                   100         99
                                                                           -----
                                                                             124
FEDERAL HOME LOAN BANK - 4.2%
4.28%, 11/05/07                                                   100         99
4.50%, 02/15/08                                                   100         99
5.50%, 01/12/11                                                    50         50
5.20%, 05/11/12                                                    15         15
6.00%, 12/28/15                                                   100         99
4.88%, 03/11/16                                                   100         97
                                                                           -----
                                                                             459

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.4%
3.25%, 02/25/08                                                     4          4
4.55%, 01/20/11                                                     5          5
4.50%, 01/15/13                                                     9          9
5.00%, 10/01/18                                                    98         96
5.50%, 10/01/18                                                    63         63
5.20%, 03/05/19                                                    40         38
5.50%, 08/20/19                                                    20         20
6.00%, 12/01/20                                                    49         49
5.50%, 03/01/21                                                   100         99
5.00%, 06/01/35                                                    96         91
                                                                          ------
                                                                             474
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.1%
5.25%, 01/15/09                                                    14         14
5.00%, 08/10/10                                                   100         98
6.00%, 05/10/12                                                    25         25
4.38%, 09/15/12                                                     4          4
5.00%, 04/15/15                                                    20         20
5.55%, 08/04/15                                                   100         98
6.00%, 02/25/17                                                   107        108
5.00%, 10/01/18                                                    93         91
5.00%, 09/01/19                                                    39         38
5.50%, 03/25/29                                                   100         99
6.50%, 07/01/32                                                     2          2
6.00%, 11/01/32                                                     2          2
5.50%, 03/01/33                                                    25         25
4.58%, 12/01/34                                                    38         37
4.87%, 01/01/35                                                    22         21
4.82%, 08/01/35                                                    97         95
5.50%, 10/01/35                                                   100         97
                                                                          ------
                                                                             874
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   1,931
Cost: $1,965

U.S. TREASURY NOTES - 4.8%
6.50%, 02/15/10                                                   100        105
4.00%, 03/15/10                                                   100         97
3.88%, 05/15/10                                                    35         34
4.75%, 05/15/14                                                    10         10
4.00%, 02/15/15                                                   100         94
4.13%, 05/15/15                                                    30         28
4.50%, 11/15/15                                                   100         97
5.38%, 02/15/31                                                    50         53
                                                                          ------
Cost: $530                                                                   518

REPURCHASE AGREEMENTS - 2.8%
Fifth Third Bank, Inc., 4.63%, 04/03/06
(Proceeds at maturity $304, collateralized by
Federal Home Loan Mortgage Corp. security,
   3.45%, 03/12/08)
Cost: $304                                                        304        304
                                                                          ------
TOTAL INVESTMENTS - 100.9%                                                10,962
Cost: $10,167

Percentages indicated are based on net assets of $10,861.

(a)  Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect at March 31, 2006.

(c)  Rule 144A security.

ADR - American Depositary Receipt

CITIZENS INCOME FUND
PORTFOLIO HOLDINGS
MARCH 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.9%
Capital One Auto Finance Trust, 3.07%, 07/15/08                   807        802
Capital One Multi-Asset Execution Trust, 4.93%,
   09/15/11 (a) (b)                                               700        703
Chase Manhattan Auto Owner Trust, 4.88%, 06/15/12                 240        238
Citibank Credit Card Issuance Trust,
   6.88%, 11/16/09                                                375        385
   3.50%, 08/16/10                                                285        274
Citigroup Commercial Mortgage Trust, 4.22%,
   09/20/51 (c)                                                   500        480
Cnh Equipment Trust, 3.64%, 09/17/07                              612        609
Crusade Global Trust, 4.90%, 11/19/37 (a) (b)                     459        459
First Horizon Alternative Mortgage
Securities, 4.76%, 06/25/34 (a)                                   912        897
First Union National Bank Commercial Mortgage,
   6.94%, 10/15/32 (a)                                            511        519
   6.42%, 08/15/33 (a)                                            300        313
Greenwich Capital Commercial Funding Corp.,
   4.95%, 01/11/35                                                525        510
   3.92%, 08/10/42                                                404        395
Harley-Davidson Motorcycle Trust, 3.20%, 05/15/12                 658        639
LB-UBS Commercial Mortgage Trust,
   7.95%, 05/15/25 (a)                                            525        569
   3.27%, 09/15/26                                                491        483
   6.65%, 11/15/27                                                425        447
   6.37%, 12/15/28 (a)                                            500        521
MLCC Mortgage Investors, Inc., 5.05%, 03/25/30
   (a) (b)                                                        594        594
Puma Finance Limited, 4.92%, 08/09/35 (a) (b) (c)                 758        759
Wachovia Bank Commercial Mortgage Trust, 4.96%,
   11/15/35                                                       500        480
                                                                          ------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                 11,076
Cost: $11,143

CORPORATE BONDS - 13.1%
BROADCASTING - 2.0%
Comcast Corp., 5.90%, 03/15/16                                    500        489
Grupo Televisa SA, 6.63%, 03/18/25                                400        393
Rogers Cable, Inc., 5.50%, 03/15/14                               250        237
                                                                          ------
                                                                           1,119
CONSTRUCTION - 0.4%
KB HOME, 5.88%, 01/15/15                                          250        228

ELECTRICAL EQUIPMENT - 0.5%
Flextronics International, Ltd., 6.50%, 05/15/13                  250        248

ENERGY & UTILITIES - 0.5%
Chesapeake Energy Corp., 6.50%, 08/15/17                          250        247

FINANCIAL - DIVERSIFIED - 0.9%
CIT Group, Inc., 5.20%, 11/03/10                                  500        494

INSURANCE - 1.5%
Berkley (WR) Corp., 5.60%, 05/15/15                               300        290
Fidelity National Financial, 5.25%, 03/15/13                      250        226
UnumProvident Finance Co., 6.85%, 11/15/15 (c)                    250        254
                                                                          ------
                                                                             770

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
INVESTMENT BANKING & BROKERAGE - 0.9%
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                    500        475

MANUFACTURING - 1.1%
Hutchison Whampoa International, Ltd., 7.45%,
   11/24/33 (c)                                                   500        545

MULTIMEDIA - 1.1%
Time Warner, Inc., 7.70%, 05/01/32                                510        561

REAL ESTATE - 1.8%
iStar Financial, Inc., 5.88%, 03/15/16                            500        489
Simon Property Group LP, 5.10%, 06/15/15                          500        473
                                                                          ------
                                                                             962
RESTAURANTS - 0.5%
Domino's, Inc., 8.25%, 07/01/11                                   250        256
TELECOMMUNICATIONS - 1.9%
America Movil SA de CV, 5.50%, 03/01/14                           500        479
Sprint Nextel Corp., 7.38%, 08/01/15                              500        525
                                                                          ------
                                                                           1,004
                                                                          ------
TOTAL CORPORATE BONDS                                                      6,909
Cost: $7,039

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.2%
5.50%, 04/01/34 (d) (e)                                         6,100      5,955

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.3%
5.76%, 12/25/11                                                   200        205
4.50%, 04/15/18 (d) (e)                                         2,700      2,581
5.00%, 04/15/21 (d) (e)                                         3,100      3,022
5.00%, 04/01/36 (d) (e)                                         4,300      4,092
6.50%, 04/01/33 (d) (e)                                         1,400      1,428
                                                                          ------
                                                                          11,328
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                  17,283
Cost: $17,350

U.S. TREASURY NOTES - 35.6%
4.25%, 11/30/07                                                 2,925      2,897
4.38%, 11/15/08                                                 3,453      3,414
4.38%, 12/15/10                                                 2,050      2,011
4.25%, 01/15/11                                                   856        835
4.00%, 11/15/12                                                 4,260      4,054
4.50%, 11/15/15                                                 2,731      2,650
4.50%, 02/15/16                                                 1,030      1,002
5.38%, 02/15/31                                                 1,955      2,058
                                                                          ------
Cost: $19,287                                                             18,921

REPURCHASE AGREEMENTS - 35.0%
Fifth Third Bank, Inc., 4.63%, 04/03/06
(Proceeds at maturity $18,610, collateralized by
Federal Home Loan Mortgage Corp. security, 3.45%,
   03/12/08) (b)
Cost: $18,603                                                  18,603     18,603
                                                                          ------
TOTAL INVESTMENTS - 137.1%                                                72,792
Cost: $73,422

Percentages indicated are based on net assets of $53,099.

(a) Variable rate security. The rate presented represents the rate in effect at March 31, 2006.

(b) Security considered collateral for "to be announced" mortgage dollar roll transactions.

(c)  Rule 144A security.

(d)  Security was traded on a "to be announced" basis.

(e)  Security was acquired under a mortgage dollar roll transaction.

CITIZENS MONEY MARKET FUND
PORTFOLIO HOLDINGS
MARCH 31, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
CERTIFICATES OF DEPOSIT - 3.8%
City National Bank of New Jersey, 4.25%, 03/14/07 (a)            100         100
Self Help Credit Union, 4.73%, 03/14/07 (a)                      100         100
Toronto Dominion Bank, 4.52%, 04/25/06                         2,000       2,000
Wilmington Trust Corp., 4.67%, 05/01/06                        1,000       1,000
                                                                           -----
TOTAL CERTIFICATES OF DEPOSIT                                              3,200
Cost: $3,200

COMMERCIAL PAPER - 79.3%
American General Finance Corp.,
   4.74%, 04/15/06                                             1,481       1,481
   4.72%, 04/18/06                                               825         823
   4.86%, 05/17/06                                               802         797
Atlantis One Funding Corp.,
   4.64%, 04/13/06 (b)                                           260         260
   4.66%, 04/24/06 (b)                                           310         309
   4.71%, 05/16/06 (b)                                           642         638
   4.77%, 05/23/06 (b)                                         1,500       1,489
   4.85%, 06/09/06 (b)                                         1,576       1,561
Bank of Montreal, 4.57%, 04/07/06                              1,500       1,499
Barclays Capital plc,
   4.85%, 05/30/06                                             1,450       1,439
   4.85%, 06/14/06                                             2,008       1,988
BMW Finance,
   4.68%, 05/24/06 (b)                                         1,387       1,378
   4.70%, 05/25/06 (b)                                         1,000         993
Charta Corp.,
   4.69%, 04/19/06 (b)                                           641         640
   4.67%, 04/21/06 (b)                                         1,312       1,309
   4.80%, 05/16/06 (b)                                         2,000       1,987
   4.80%, 05/26/06 (b)                                           275         273
Coca Cola Co.,
   4.66%, 05/22/06                                             2,110       2,096
   4.70%, 06/02/06                                             1,290       1,280
Cooperative Association of Tractor Dealers,
   4.48%, 04/05/06                                             1,500       1,498
   4.50%, 04/13/06                                               110         110
   4.53%, 04/21/06                                               510         509
   4.66%, 04/24/06                                               102         102
   4.69%, 05/05/06                                               417         415
   4.71%, 05/09/06                                               710         707
   4.89%, 06/05/06                                               300         297
   5.03%, 07/27/06                                               332         327
Countrywide Home Loans,
   4.73%, 04/24/06                                             1,750       1,744
   4.74%, 05/03/06                                             1,750       1,743
Fountain Square,
   4.73%, 04/17/06 (b)                                         2,100       2,095
   4.84%, 05/18/06 (b)                                         1,017       1,011
   4.69%, 05/31/06 (b)                                         1,103       1,095
Galaxy Funding, Inc.,
   4.54%, 04/04/06 (b)                                         1,150       1,150
   4.65%, 05/04/06 (b)                                         2,344       2,333
   4.65%, 05/08/06 (b)                                           724         721

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
COMMERCIAL PAPER - 79.3% (CONTINUED)
Galleon Capital,
   4.62%, 04/06/06 (b)                                          1,500      1,499
   4.63%, 04/13/06 (b)                                            418        417
   4.59%, 04/26/06 (b)                                            989        986
HSBC Bank plc, 4.62%, 05/08/06                                  1,502      1,495
ING America Insurance,
   4.53%, 04/12/06                                              2,000      1,997
   4.97%, 07/19/06                                              2,125      2,094
Metlife Funding, Inc.,
   4.61%, 04/20/06 (b)                                            843        841
   4.66%, 05/11/06 (b)                                          3,091      3,075
New York Times Co.,
   4.45%, 04/03/06                                              2,815      2,814
   4.76%, 05/01/06                                              1,093      1,089
Rabobank,
   4.69%, 05/15/06                                              2,000      1,988
   4.77%, 07/05/06                                                200        198
Societe Generale, 4.75%, 06/01/06                               3,794      3,764
The Stanley Works, 4.56%, 04/10/06 (b)                          1,060      1,059
UBS Finance Corp.,
   4.57%, 04/03/06                                                267        267
   4.59%, 04/10/06                                                150        150
   4.59%, 04/20/06                                              3,328      3,320
   4.62%, 04/24/06                                                200        199
   4.76%, 05/24/06                                                200        199
Verizon Network Funding, 4.83%, 05/08/06                        1,979      1,969
                                                                          ------
TOTAL COMMERCIAL PAPER                                                    67,517
Cost: $67,517

MUNICIPAL NOTES - 4.1%
New York State Housing Finance Agency, 4.85%, 11/15/29
   (c)                                                          3,500      3,500
Cost: $3,500

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.0%
FEDERAL HOME LOAN BANK - 4.8%
4.50%, 05/19/06                                                 4,111      4,087

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.2%
4.37%, 04/04/06                                                 2,104      2,103
3.25%, 04/28/06                                                 1,500      1,499
                                                                          ------
                                                                           3,602
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.0%
4.65%, 05/30/06                                                 1,725      1,712
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   9,401
Cost: $9,401
TOTAL INVESTMENTS - 98.2%                                                 83,618
Cost: $83,618

Percentages indicated are based on net assets of $85,108.

(a) Restricted security which may not be publicly sold without registration under the Securities Act of 1933.

(b)  Rule 144A security.

(c) Variable rate security. The rate presented represents the rate in effect at March 31, 2006.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS                                  unaudited
ORGANIZATION

Citizens Funds (the "Trust"), a Massachusetts Business Trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust offers the following funds (individually a "fund," collectively the "funds"):

FUND                                  SHORT NAME                   FUND                          SHORT NAME
----                                  ----------                   ----                          ----------
CITIZENS 300 FUND                     300 Fund                     CITIZENS GLOBAL EQUITY FUND   Global Equity Fund
CITIZENS CORE GROWTH FUND             Core Growth Fund             CITIZENS BALANCED FUND        Balanced Fund
CITIZENS EMERGING GROWTH FUND         Emerging Growth Fund         CITIZENS INCOME FUND          Income Fund
CITIZENS SMALL CAP CORE GROWTH FUND   Small Cap Core Growth Fund   CITIZENS MONEY MARKET FUND    Money Market Fund
CITIZENS VALUE FUND                   Value Fund

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Core Growth Fund, Emerging Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund and Value Fund offer two classes of shares: Standard shares and Institutional shares. The 300 Fund, Small Cap Core Growth, Balanced Fund and Income Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION The board of trustees has approved procedures to be used to value each fund's securities for the purpose of determining the fund's net asset value (NAV). Equity securities traded on an exchange are valued at the market price determined as the closing sale or official closing price on that exchange. For securities not traded on an exchange, or if an exchange price is not readily available, securities are valued at a market price determined by independent third party pricing vendors approved by the funds' valuation committee. The market price for debt obligations is determined by an independent third party pricing service which use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments. Short-term securities maturing within 60 days and all securities in the Money Market Fund are valued at amortized cost, unless it is determined that using this method would not reflect a security's fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. If a price for a given security is unavailable or deemed unreliable by the adviser, the market price may be determined using quotations received from one or more brokers that make a market in the security. When such prices or quotations are not available, or when the adviser believes they are unreliable, the funds' valuation committee will value securities using fair value procedures approved by the funds' board of trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund's NAV is calculated. The Global Equity Fund uses a fair value model developed by an independent third party pricing service in its valuation considerations for foreign equity securities on days when there is a specific percentage change in the value of a domestic equity security index. This percentage is determined by the funds' valuation committee.

SECURITY TRANSACTIONS Changes in holdings of portfolio securities shall be reflected no later than on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date.

REPURCHASE AGREEMENTS The funds may acquire repurchase agreements with an entity that is a member of the Federal Reserve System and government securities dealers that are of the Federal Reserve Bank of New York's list of primary dealers, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS The Income Fund may invest in to-be-announced ("TBA") mortgage passthrough securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac for forward delivery. The fund purchases TBA securities, which have not yet been issued by the issuer, for which specific information may not be known at the time of purchase. The forward purchases may be rolled from month to month on or prior to the delivery dates of such securities and therefore delivery of securities may not occur.

MORTGAGE DOLLAR ROLLS The Income Fund enters into dollar roll transactions in which the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities to settle on a specified future date. The fund treats dollar roll transactions as purchases and sales in the portfolio, and does not receive fee income for these transactions. The risk of entering into a mortgage dollar roll is that the market value of the securities the fund is obligated to repurchase under the agreement may decline below the repurchase price. The fund will hold aside or segregate cash, short-term money market instruments or high quality debt securities, in an amount sufficient to cover any commitments or to limit any potential risk.

RESTRICTED SECURITIES The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

FOREIGN CURRENCY TRANSLATION The accounting records of the funds are maintained in U.S. dollars. Investment securities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of transactions.

FEDERAL INCOME TAX INFORMATION At March 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities by fund, for federal income tax purposes, were as follows:

                                                                              NET UNREALIZED
                                            TAX UNREALIZED   TAX UNREALIZED    APPRECIATION/
FUND                           TAX COST      APPRECIATION     DEPRECIATION     DEPRECIATION
----                         ------------   --------------   --------------   --------------
300 Fund                     $  3,972,627     $   821,260     $  (151,847)     $   669,413
Core Growth Fund              290,627,287      60,475,943      (1,698,573)      58,777,370
Emerging Growth Fund          132,913,991      57,569,318      (1,185,021)      56,384,297
Small Cap Core Growth Fund     29,228,980       9,190,097        (163,864)       9,026,233
Value Fund                     29,694,559       6,396,581        (325,303)       6,071,278
Global Equity Fund             68,564,378      17,422,147      (3,316,810)      14,105,337
Balanced Fund                  10,170,051         894,394        (102,399)         791,995
Income Fund                    73,483,145          46,030        (745,451)        (699,421)
Money Market Fund              83,618,244              --              --               --

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citizens Funds


By /s/ Sophia Collier
   ----------------------------------
   Sophia Collier
   President

Date 5/30/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Sophia Collier
   ----------------------------------
   Sophia Collier
   President

Date 5/30/06


By /s/ Sean Driscoll
   ----------------------------------
   Sean P. Driscoll
   Treasurer

Date 5/30/06